Share-Based Compensation - Summary of Assumptions Used in Black-Scholes Option Pricing Model to Estimate Fair Value Of Shares Under the ESPP (Detail)	6 Months Ended	9 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility		39.80%	41.10%
Risk-free interest rate		2.20%	1.70%
2015 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 months
Expected volatility	30.70%
Risk-free interest rate	1.13%